Annual Operating Expenses {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund- Class K6
	Aug. 03, 2022
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%	[1]

[1]	(a)Adjusted to reflect current fees.